Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2022	Dec. 31, 2021
Within 1 year
Risk information
Percentage of liquidity investments	90.00%	84.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	10.00%	16.00%